Share capital and other components of equity (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital And Other Components Of Equity [Abstract]
Summary of Number of Common Shares Issued

The following table summarizes the number of common shares issued:

(in number of shares)	Note	2020	2019
Balance, beginning of year		81,450,326	86,397,588
Repurchase and cancellation of own shares		(1,542,155)	(6,409,446)
Issuance of shares		11,960,000	-
Stock options exercised	21	1,529,814	1,462,184
Balance, end of year		93,397,985	81,450,326

Summary of Share Capital Issued and Fully Paid

The following table summarizes the share capital issued and fully paid:

	2020	2019
Balance, beginning of year	678,915	697,232
Issuance of shares, net of expenses	425,350	-
Repurchase and cancellation of own shares	(12,025)	(39,621)
Cash consideration of stock options exercised	21,361	16,347
Ascribed value credited to share capital on stock options exercised	4,554	4,233
Issuance of shares on settlement of RSUs	1,894	724
Balance, end of year	1,120,049	678,915